UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/02

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Gregory Gale
Title:	VP, Corporate Operations
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	R. Gregory Gale             Springfield, MA            05/01/02


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$458811
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES (ABT)      COM              002824100    16186 307715.00SH       SOLE                307715.00
ALBERTSONS INC COM             COM              013104104     6798 205138.00SH       SOLE                205138.00
ALLSTATE CORP (ALL)            COM              020002101     8750 231678.00SH       SOLE                231678.00
AMERICAN EXPRESS CO COM        COM              025816109    13341 325704.00SH       SOLE                325704.00
AMERICAN INT'L GROUP, INC(AIG) COM              026874107    16977 235334.00SH       SOLE                235334.00
ANHEUSER BUSCH COS INC (BUD)   COM              035229103    10621 203475.00SH       SOLE                203475.00
AT&T CORP.(T)                  COM              001957109     3372 214785.00SH       SOLE                214785.00
AT&T WIRELESS SVCS INC COM     COM              00209A106      239 26718.44 SH       SOLE                 26718.44
BANK NEW YORK INC COM          COM              064057102     5958 141786.00SH       SOLE                141786.00
BANK ONE CP-NEW (ONE)          COM              06423A103     2538 60735.00 SH       SOLE                 60735.00
BECTON DICKINSON CORP (BDX)    COM              075887109     3777 100125.00SH       SOLE                100125.00
BP AMOCO P L C SPONSORED ADR   COM              055622104      388  7311.00 SH       SOLE                  7311.00
BRISTOL MYERS SQUIBB (BMY)     COM              110122108      239  5897.00 SH       SOLE                  5897.00
CARDINAL HEALTHCARE            COM              14149Y108    22723 320534.00SH       SOLE                320534.00
CARNIVAL CORP.(CCL)            COM              143658102     5799 177610.00SH       SOLE                177610.00
CHEVRONTEXACO CORP COM         COM              166764100    23788 263522.00SH       SOLE                263522.00
CITIGROUP, INC.                COM              172967101    22722 458835.92SH       SOLE                458835.92
COMPUTER SCIENCES CORP COM     COM              205363104    10472 206342.00SH       SOLE                206342.00
CONAGRA, INC.(CAG)             COM              205887102     1642 67709.00 SH       SOLE                 67709.00
CROWN CORK & SEAL INC (CCK)    COM              228255105      631 70550.00 SH       SOLE                 70550.00
DANA CORP COM                  COM              235811106     4154 193500.00SH       SOLE                193500.00
DEERE & CO (DE)                COM              244199105     4035 88576.00 SH       SOLE                 88576.00
DONNELLEY R R & SONS COM       COM              257867101      469 15075.00 SH       SOLE                 15075.00
DUKE ENERGY CORP. (DUK)        COM              264399106    25028 662125.00SH       SOLE                662125.00
DUPONT E.I.DE NEMOU (DD)       COM              263534109     8808 186803.00SH       SOLE                186803.00
EXXONMOBIL CORP (XOM)          COM              30231G102    12208 278534.00SH       SOLE                278534.00
FORD MOTOR CO (F)              COM              345370860     4972 301517.00SH       SOLE                301517.00
GENERAL ELECTRIC CO. (GE)      COM              369604103    21722 580024.00SH       SOLE                580024.00
ILLINOIS TOOL WKS INC COM      COM              452308109     9836 135955.00SH       SOLE                135955.00
INTEL CORP (INTC)              COM              458140100    24190 795469.00SH       SOLE                795469.00
INTERNATIONAL BUS MACH COM     COM              459200101    11644 111966.00SH       SOLE                111966.00
KIMBERLY-CLARK CORP.(KMB)      COM              494368103    28853 446297.00SH       SOLE                446297.00
MARRIOTT INTL INC NEW CL A     COM              571903202    14783 328875.00SH       SOLE                328875.00
MASCO CORP.(MAS)               COM              574599106    14158 515782.00SH       SOLE                515782.00
MATTEL, INC (MAT)              COM              577081102     4117 197575.00SH       SOLE                197575.00
MAY DEPT STORES CO COM         COM              577778103     4838 138825.00SH       SOLE                138825.00
MICROSOFT CORP COM             COM              594918104      275  4558.00 SH       SOLE                  4558.00
NORFOLK SOUTHERN CORP (NSC)    COM              655844108     2070 86482.00 SH       SOLE                 86482.00
PEPSICO INC COM                COM              713448108    18613 361424.00SH       SOLE                361424.00
PFIZER, INC (PFE)              COM              717081103      528 13287.00 SH       SOLE                 13287.00
PITNEY BOWES INC COM           COM              724479100    11211 261938.00SH       SOLE                261938.00
SBC COMMUNICATIONS INC COM     COM              78387G103      211  5645.00 SH       SOLE                  5645.00
SCHERING PLOUGH CORP COM       COM              806605101    17214 549953.00SH       SOLE                549953.00
SONOCO PRODUCTS (SON)          COM              835495102     2040 71292.00 SH       SOLE                 71292.00
SOUTHWEST AIRLINES (LUV)       COM              844741108    13463 695788.00SH       SOLE                695788.00
UNITED PARCEL SERVICE CL B     COM              911312106     8168 134350.00SH       SOLE                134350.00
WACHOVIA CORP (WB)             COM              929903102     2248 60625.00 SH       SOLE                 60625.00
WELLS FARGO & CO (WFC)         COM              949746101    10116 204770.00SH       SOLE                204770.00
XEROX CORP. (XRX)              COM              984121103     1275 118625.00SH       SOLE                118625.00
CHITTENDEN CORPORATION (CHZ)   COM - ON DEPOSIT 170228100      600 20597.00 SH       SOLE                 20597.00